Business Segment Information	12 Months Ended
Aug. 31, 2021
Business Segment Information [Abstract]
Business Segment Information
26.	BUSINESS SEGMENT INFORMATION
The Company’s chief operating decision makers are the Executive Chair & Chief Executive Officer, the President, and the Executive Vice President, Chief Financial & Corporate Development Officer and they review the operating performance of the Company by segments, which are comprised of Wireline and Wireless. The chief operating decision makers utilize adjusted earnings before interest, income taxes, depreciation and amortization (“adjusted EBITDA”) for each segment as a key measure in making operating decisions and assessing performance.
The Wireline segment provides Cable telecommunications services including Video, Internet, WiFi, Phone, Satellite Video and data networking through a national fibre-optic backbone network to Canadian consumers, North American businesses and public-sector entities. The Wireless segment provides wireless services for voice and data communications serving customers in Ontario, British Columbia and Alberta through Freedom Mobile and in British Columbia and Alberta through Shaw Mobile.
Both of the Company’s reportable segments are substantially located in Canada. Information on operations by segment is as follows:

	2021 $	2020 $
Revenue
Wireline	4,249	4,250
Wireless	1,272	1,166

	5,521	5,416

Intersegment eliminations	(12)	(9)

	5,509	5,407

Adjusted EBITDA (1)
Wireline	2,107	2,054
Wireless	393	337

	2,500	2,391
Restructuring costs	(14)	(14)
Amortization	(1,219)	(1,217)

Operating income	1,267	1,160

Interest
Operating	228	267
Other/non-operating	3	7

	231	274

Current taxes (2)
Operating	155	113
Other/non-operating	(125)	7

	30	120

(1)
Adjusted EBITDA does not have any standardized meaning prescribed by IFRS and is therefore unlikely to be comparable to similar measures presented by other issuers; the Company defines adjusted EBITDA as revenues less operating, general and administrative expenses.

(2)	Current taxes are lower for the year ended August 31, 2021 due mainly to a revision to liabilities for uncertain tax positions that became statute barred in the period of $125.

Capital expenditures

	2021 $	2020 $
Capital expenditures accrual basis
Wireline	701	784
Wireless	280	296

	981	1,080

Equipment costs (net of revenue)
Wireline	22	31

Capital expenditures and equipment costs (net)
Wireline	723	815
Wireless	280	296

	1,003	1,111

Reconciliation to Consolidated Statements of Cash Flows
Additions to property, plant and equipment	858	970
Additions to equipment costs (net)	21	31
Additions to other intangibles	138	150

Total of capital expenditures and equipment costs (net) per Consolidated Statements of Cash Flows	1,017	1,151
Increase (decrease) in working capital and other liabilities related to capital expenditures	7	(38)
Less: Proceeds on disposal of property, plant and equipment	(21)	(2)

Total capital expenditures and equipment costs (net) reported by segments	1,003	1,111